VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 4,265	$ 2,476
4.000%, 11/15/52	2,140	1,949
3.625%, 5/15/53	1,070	910
4.250%, 2/15/54	11,990	11,417
4.625%, 5/15/54	6,735	6,829
Total U.S. Government Securities (Identified Cost $25,155)		23,581

Foreign Government Securities—8.7%
Arab Republic of Egypt
144A 7.500%, 1/31/27(1)	345	331
144A 5.875%, 2/16/31(1)	910	705
144A 8.500%, 1/31/47(1)	474	351
Benin Government International Bond 144A 7.960%, 2/13/38(1)	60	56
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	1,830	342
RegS 7.650%, 4/21/25(2)(3)	1,500	230
Costa Rica Government
144A 6.550%, 4/3/34(1)	430	440
144A 7.300%, 11/13/54(1)	360	375
Dominican Republic 144A 4.875%, 9/23/32(1)	1,755	1,574
Federative Republic of Brazil
6.250%, 3/18/31	320	317
6.000%, 10/20/33	2,355	2,263
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	1,650	1,073
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	1,390	1,430
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(1)	980	771
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	960	859
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	860	692
144A 5.500%, 12/11/42(1)	630	556
Oman Government International Bond 144A 6.750%, 1/17/48(1)	965	983
Republic of Angola 144A 8.750%, 4/14/32(1)	960	850
Republic of Argentina 3.500%, 7/9/41(4)	4,553	1,785
Republic of Armenia 144A 3.600%, 2/2/31(1)	565	460
Republic of Chile 3.500%, 1/31/34	1,195	1,037
Republic of Colombia 8.000%, 11/14/35	1,410	1,448
Republic of Ecuador 144A 6.000%, 7/31/30(1)(4)	1,353	856
Republic of El Salvador 144A 7.650%, 6/15/35(1)	1,260	907
	Par Value	Value

Foreign Government Securities—continued
Republic of Gabon 144A 6.950%, 6/16/25(1)	$ 175	$ 160
Republic of Ghana
144A 8.125%, 3/26/32(1)(2)	560	286
RegS 8.125%, 3/26/32(2)(3)	240	123
Republic of Indonesia 2.850%, 2/14/30	1,980	1,752
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	540	522
144A 6.125%, 6/15/33(1)	245	216
144A 8.250%, 1/30/37(1)	1,225	1,182
Republic of Kenya 144A 8.000%, 5/22/32(1)	375	324
Republic of Nigeria 144A 7.375%, 9/28/33(1)	1,475	1,205
Republic of Panama
3.875%, 3/17/28	655	605
7.500%, 3/1/31	160	167
8.000%, 3/1/38	919	969
Republic of Philippines 3.700%, 3/1/41	1,565	1,268
Republic of Poland 4.875%, 10/4/33	1,545	1,507
Republic of Serbia 144A 6.500%, 9/26/33(1)	1,480	1,501
Republic of South Africa
5.875%, 6/22/30	1,260	1,195
5.650%, 9/27/47	215	162
Republic of Turkiye
9.375%, 3/14/29	785	854
7.625%, 4/26/29	1,435	1,465
9.125%, 7/13/30	2,400	2,616
7.625%, 5/15/34	455	458
Romania Government International Bond 144A 7.125%, 1/17/33(1)	1,330	1,402
Saudi International Bond
144A 5.500%, 10/25/32(1)	1,465	1,496
144A 4.875%, 7/18/33(1)	450	439
144A 4.500%, 10/26/46(1)	2,750	2,331
State of Qatar 144A 3.750%, 4/16/30(1)	1,010	962
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(1)	158	157
Ukraine Government
144A 7.750%, 9/1/26(1)(2)	170	52
RegS 7.750%, 9/1/26(2)(3)	680	209
RegS 7.750%, 9/1/28(2)(3)	475	144
United Mexican States
3.500%, 2/12/34	450	366
6.350%, 2/9/35	2,375	2,388
6.338%, 5/4/53	865	814
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
6.400%, 5/7/54	$ 900	$ 856
Total Foreign Government Securities (Identified Cost $52,478)		50,844

Mortgage-Backed Securities—17.0%
Agency—2.2%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	290	287
Pool #SD8289 5.500%, 1/1/53	2,245	2,217
Pool #SD8309 6.000%, 3/1/53	3,703	3,719
Pool #SD8317 6.000%, 4/1/53	1,201	1,207
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	946	916
Pool #MA4785 5.000%, 10/1/52	1,795	1,738
Pool #MA4805 4.500%, 11/1/52	1,457	1,374
Pool #MA5072 5.500%, 7/1/53	1,360	1,342
		12,800

Non-Agency—14.8%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	2,164	2,175
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(4)	1,448	1,360
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	993
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	639
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,901
2021-SFR2, C 144A 1.877%, 8/17/38(1)	510	470
2021-SFR3, D 144A 2.177%, 10/17/38(1)	540	494
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	3,254	3,172
2023-1, A1 144A 4.750%, 9/26/67(1)(4)	2,979	2,909
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	89	84
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	208	198
2020-1, A3 144A 3.328%, 3/25/55(1)	1,183	970
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(1)(4)	1,130	1,068
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	700	694
	Par Value	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(1)(4)	$ 1,725	$ 1,725
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	203	193
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.720%, 3/15/41(1)(4)	1,534	1,526
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	2,337	2,066
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	596
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.949%, 9/15/38(1)(4)	770	774
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	175	157
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	367	328
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	892	825
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	655	632
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	1,103	1,069
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	1,358	1,346
2023-3, A1 144A 7.180%, 9/25/68(1)(4)	1,991	2,018
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	2,385	2,245
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	221
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	721	629
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	293	260
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	27	25
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	265	225
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(4)	1,229	1,230
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(1)(4)	1,952	1,947
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	734
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,178
2021-SFR1, D 144A 2.189%, 8/17/38(1)	460	423
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	34	30

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(1)(4)	$ 1,520	$ 1,248
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	384	385
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	1,151	1,110
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(1)(4)	836	838
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	69	69
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(4)	1,331	1,171
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.725%, 10/25/29(1)(4)	238	214
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(1)(4)	500	501
MetLife Securitization Trust 2017-1A, M1 144A 3.469%, 4/25/55(1)(4)	425	373
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(4)	562	538
2022-INV2, A1 144A 4.950%, 7/25/57(1)(4)	1,863	1,828
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,214	1,155
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	89	84
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	362
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	672	572
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	694
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	1,290	1,328
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	1,278	1,183
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	351	336
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	1,294	1,218
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	27	26
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	477	437
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	951	861
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(4)	1,689	1,554
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(4)	1,632	1,644
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(4)	2,065	2,104
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(4)	1,000	999
	Par Value	Value

Non-Agency—continued
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.679%, 10/19/36(1)(4)	$ 1,110	$ 1,112
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(4)	230	230
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	143	128
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(1)(4)	1,641	1,566
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(1)(4)	249	249
Progress Residential Trust 2020-SFR3, A 144A 1.294%, 10/17/27(1)	1,153	1,097
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(4)	1,068	1,025
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	971	973
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(4)	128	121
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	160	135
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(4)	1,400	1,420
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	74	74
2016-4, B1 144A 4.040%, 7/25/56(1)(4)	485	457
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	550	526
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	850	773
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	51	50
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	1,731
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,798	1,603
2023-1, A1 144A 3.750%, 1/25/63(1)	582	548
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	665	615
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	582
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	745
VCAT LLC 2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	391	387
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	790	737
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	2,121	2,093
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	2,245	2,218
2023-8, A1 144A 6.259%, 12/25/68(1)(4)	1,592	1,596

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	$ 84	$ 76
2022-1, A2 144A 5.850%, 8/25/57(1)(4)	919	909
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	716	701
		86,838

Total Mortgage-Backed Securities (Identified Cost $101,796)		99,638

Asset-Backed Securities—15.8%
Automobiles—6.5%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	816	820
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	1,510	1,513
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	117	117
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	565	562
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	841	840
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(1)	1,450	1,443
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	216	216
2022-N1, D 144A 4.130%, 12/11/28(1)	558	544
2023-N1, C 144A 5.920%, 7/10/29(1)	1,749	1,749
2024-N1, B 144A 5.630%, 5/10/30(1)	1,650	1,650
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(1)	1,000	1,022
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	1,036	1,039
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(1)	777	781
2023-3A, C 144A 6.400%, 5/15/29(1)	485	489
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	1,295	1,297
2023-3A, D 6.680%, 4/16/29	920	933
FHF Issuer Trust 2024-1A, B 144A 6.260%, 3/15/30(1)	1,100	1,105
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	495	498
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	844	843
2020-3A, E 144A 4.310%, 7/15/27(1)	940	932
	Par Value	Value

Automobiles—continued
2022-2A, D 144A 6.150%, 4/17/28(1)	$ 800	$ 800
2023-1A, B 144A 6.190%, 6/15/27(1)	983	984
2024-2A, C 144A 6.030%, 2/15/30(1)	1,405	1,413
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	1,200	1,159
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	1,160	1,160
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(1)	600	598
2023-1A, D 144A 7.300%, 6/17/30(1)	780	791
2023-2A, D 144A 6.300%, 2/15/31(1)	750	749
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(1)	561	566
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	895	896
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	882	890
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	511
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(1)	1,200	1,199
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	942	940
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	855	860
Tricolor Auto Securitization Trust
2023-1A, B 144A 6.840%, 11/16/26(1)	1,088	1,089
2023-1A, C 144A 7.240%, 2/16/27(1)	780	782
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	858	862
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	784	782
2023-1, D 144A 8.000%, 7/10/28(1)	1,102	1,105
Westlake Automobile Receivables Trust
2022-1A, B 144A 2.750%, 3/15/27(1)	207	207
2024-1A, B 144A 5.550%, 11/15/27(1)	1,519	1,513
		38,249

Consumer Loans—1.5%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(1)	169	169
2023-3PL, B 144A 7.170%, 8/19/30(1)	558	560
2024-1PL, A 144A 5.900%, 4/25/31(1)	905	906

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	$ 1,172	$ 1,186
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(1)	875	761
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	746	748
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	1,528	1,532
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	767	775
2024-1A, B 144A 6.290%, 2/18/31(1)	1,560	1,559
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	181	180
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	118	117
Upstart Securitization Trust
2022-2, A 144A 4.370%, 5/20/32(1)	2	2
2023-1, A 144A 6.590%, 2/20/33(1)	159	159
		8,654

Credit Card—0.7%
Mercury Financial Credit Card Master Trust
2023-1A, A 144A 8.040%, 9/20/27(1)	1,317	1,326
2024-2A, A 144A 6.560%, 7/20/29(1)	1,430	1,433
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(1)	746	750
2023-B, A 144A 7.690%, 11/15/28(1)	570	577
		4,086

Equipment—0.4%
Auxilior Term Funding LLC
2023-1A, D 144A 7.270%, 12/16/30(1)	740	746
2024-1A, B 144A 5.690%, 7/15/31(1)	1,520	1,515
		2,261

Other—6.7%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	855	885
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,146	1,185
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	601	555
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,786	1,656
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	1,237	1,241
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	610	611
	Par Value	Value

Other—continued
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	$ 1,559	$ 1,557
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	840	839
2023-1, A2 144A 5.990%, 3/15/32(1)	700	698
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	736	744
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	818	692
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	1,050	1,088
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(1)	798	809
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	598	560
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	869
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	1,753	1,632
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	589
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	236	234
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	1,180	1,192
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	939	942
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(1)	1,509	1,506
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	963	894
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	1,435	1,461
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	623
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,740	1,737
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	1,004	1,006
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	505	467
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,580	1,581
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(1)(4)	1,099	1,100
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	481	482
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,500	1,450
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	881	864
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	1,118	1,114
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(4)	567	565
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,400	1,403
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,525	1,519

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	$ 606	$ 608
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(1)	1,160	1,159
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	870	772
		38,889

Total Asset-Backed Securities (Identified Cost $92,310)		92,139

Corporate Bonds and Notes—37.0%
Communication Services—1.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	214
Altice France S.A. 144A 5.125%, 7/15/29(1)	730	480
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	1,480	1,282
CMG Media Corp. 144A 8.875%, 12/15/27(1)	1,220	696
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	710	377
144A 11.750%, 1/31/29(1)	680	580
CT Trust 144A 5.125%, 2/3/32(1)	610	539
DISH DBS Corp.
5.875%, 11/15/24	590	560
7.750%, 7/1/26	440	273
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(5)	970	893
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	530	160
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	1,275	665
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	152
Sprint Capital Corp. 8.750%, 3/15/32	645	776
Telesat Canada 144A 6.500%, 10/15/27(1)	365	113
		7,760

Consumer Discretionary—2.3%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(5)	80	79
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	1,080	1,054
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,270	1,135
Carnival Corp. 144A 7.625%, 3/1/26(1)	610	616
Choice Hotels International, Inc. 5.850%, 8/1/34	455	448
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	515	518
Clarios Global LP 144A 8.500%, 5/15/27(1)	450	453
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Co. 4.750%, 1/15/43	$ 475	$ 384
Ford Motor Credit Co. LLC 7.350%, 3/6/30	450	476
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	575	578
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,187	1,092
Newell Brands, Inc. 6.625%, 9/15/29(5)	892	875
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	535	557
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	725	716
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	630	647
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	313	305
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	1,130	1,113
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	26
Tapestry, Inc. 7.850%, 11/27/33	1,310	1,380
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(1)	35	36
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	1,105	1,023
		13,511

Consumer Staples—1.7%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	272	273
BAT Capital Corp.
7.750%, 10/19/32	859	966
4.390%, 8/15/37	455	384
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	970	902
Coty, Inc. 144A 6.625%, 7/15/30(1)	720	731
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	144	141
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	322
Kronos Acquisition Holdings, Inc.
144A 7.000%, 12/31/27(1)	345	357
144A 8.250%, 6/30/31(1)	900	901
144A 10.750%, 6/30/32(1)	1,000	959
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	1,230	1,274
Pilgrim’s Pride Corp. 6.250%, 7/1/33	695	708
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	470	471
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	390	385
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	930	897
		9,671

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—6.6%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	$ 745	$ 765
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	685	673
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	795	815
Blue Racer Midstream LLC 144A 7.250%, 7/15/32(1)	140	144
BP Capital Markets plc 4.875% (6)	2,060	1,942
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	455	450
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	640	640
Civitas Resources, Inc.
144A 8.625%, 11/1/30(1)	5	5
144A 8.750%, 7/1/31(1)	385	412
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	820	838
144A 6.714%, 8/15/63(1)	100	106
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	679	705
CrownRock LP
144A 5.625%, 10/15/25(1)	415	414
144A 5.000%, 5/1/29(1)	460	456
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	975	979
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	845	781
Ecopetrol S.A.
4.625%, 11/2/31	770	631
8.875%, 1/13/33	1,020	1,053
Enbridge, Inc. 8.500%, 1/15/84	416	448
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)	100	104
Energy Transfer LP
Series G 7.125%(6)	345	342
Series H 6.500%(6)	660	651
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	260	263
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,330	1,107
Genesis Energy LP 8.875%, 4/15/30	1,015	1,068
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	383
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	700	746
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	469
144A 6.000%, 2/1/31(1)	485	463
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	1,200	1,174
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(1)	185	181
144A 6.375%, 10/24/48(1)	1,710	1,612
RegS 6.375%, 10/24/48(3)	400	377
Kinder Morgan, Inc. 7.750%, 1/15/32	640	722
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	$ 660	$ 654
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	375	16
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	920	933
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	735	735
Occidental Petroleum Corp. 6.125%, 1/1/31	630	645
Pertamina Persero PT 144A 2.300%, 2/9/31(1)(5)	2,665	2,213
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	187
Petroleos Mexicanos
6.500%, 3/13/27	1,240	1,181
6.700%, 2/16/32	1,145	958
7.690%, 1/23/50	875	631
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(5)	905	830
Plains All American Pipeline LP 5.700%, 9/15/34	1,165	1,154
Pluspetrol Camisea S.A. 144A 6.240%, 7/3/36(1)	160	160
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	1,085	1,109
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	406
Transcanada Trust 5.600%, 3/7/82	1,315	1,192
Transocean, Inc.
144A 8.250%, 5/15/29(1)	175	175
144A 8.750%, 2/15/30(1)	360	378
144A 8.500%, 5/15/31(1)	275	275
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	50
144A 4.125%, 8/15/31(1)	485	435
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)	1,150	1,252
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	115	119
Western Midstream Operating LP 5.250%, 2/1/50	1,210	1,061
		38,668

Financials—12.2%
Acrisure LLC
144A 8.250%, 2/1/29(1)	380	382
144A 6.000%, 8/1/29(1)	655	604
AerCap Ireland Capital DAC 3.300%, 1/30/32	1,110	954
Allianz SE 144A 6.350%, 9/6/53(1)	1,000	1,029
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(4)	1,150	1,149
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	1,705	1,297
American Express Co. 5.625%, 7/28/34	1,065	1,066

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	$ 1,085	$ 1,090
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	1,020	848
Ashtead Capital, Inc. 144A 5.800%, 4/15/34(1)	270	268
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	1,045	1,030
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	150	156
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	1,069	1,032
RegS 3.125%, 7/1/30(3)	238	230
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(6)	690	726
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	750
Bank of America Corp.
5.015%, 7/22/33	910	889
5.288%, 4/25/34	300	297
2.482%, 9/21/36	840	670
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	533
Series G 4.700%(6)	795	781
Barclays plc 7.437%, 11/2/33	580	638
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	812
Blackstone Private Credit Fund
2.625%, 12/15/26	430	393
144A 7.300%, 11/27/28(1)	490	508
Block, Inc. 144A 6.500%, 5/15/32(1)	560	568
Blue Owl Credit Income Corp.
4.700%, 2/8/27	422	402
6.650%, 3/15/31	350	342
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	1,180	983
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,089
BPCE S.A. 144A 7.003%, 10/19/34(1)	1,100	1,176
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	665	621
Brookfield Capital Finance LLC 6.087%, 6/14/33	705	725
Brookfield Finance, Inc. 6.350%, 1/5/34	215	225
Capital One Financial Corp. 2.359%, 7/29/32	720	562
Charles Schwab Corp. (The)
6.136%, 8/24/34	365	380
Series H 4.000%(6)	720	615
Citigroup, Inc.
6.270%, 11/17/33	985	1,032
6.174%, 5/25/34	544	553
Citizens Financial Group, Inc. 5.841%, 1/23/30	664	662
Corebridge Financial, Inc. 6.875%, 12/15/52	1,318	1,330
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	$ 970	$ 921
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	585	570
Export-Import Bank Korea 5.125%, 1/11/33	945	949
F&G Annuities & Life, Inc. 6.500%, 6/4/29	820	817
Fifth Third Bancorp 4.337%, 4/25/33	645	588
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)	1,390	1,419
Gaci First Investment Co. RegS 4.875%, 2/14/35(3)	775	733
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	750	763
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	607	666
144A 7.950%, 10/15/54(1)	330	332
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	675
6.450%, 5/1/36	355	378
Grifols S.A. 144A 4.750%, 10/15/28(1)(5)	800	690
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	1,116	1,093
HUB International Ltd. 144A 7.375%, 1/31/32(1)	155	157
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	462
Huntington National Bank (The) 5.699%, 11/18/25	655	654
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	560	570
JPMorgan Chase & Co.
5.717%, 9/14/33	570	578
5.350%, 6/1/34	600	597
6.254%, 10/23/34	185	196
1.953%, 2/4/32	795	647
KeyCorp
4.789%, 6/1/33	680	621
6.401%, 3/6/35	415	421
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	430	407
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,220	1,143
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(4)	181	138
Melco Resorts Finance Ltd. 144A 7.625%, 4/17/32(1)	1,220	1,211
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	720	734
MetLife, Inc. Series G 3.850% (6)	1,015	982
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	1,080	1,021
Morgan Stanley
6.342%, 10/18/33	710	754
5.250%, 4/21/34	570	561
5.424%, 7/21/34	345	343
5.948%, 1/19/38	352	350

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(1)	$ 1,431	$ 1,285
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.501%, 4/30/43(4)	450	450
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	970	912
NatWest Group plc 6.475%, 6/1/34	1,040	1,056
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	510	551
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	275	276
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	815	838
Nomura Holdings, Inc. 5.783%, 7/3/34	965	961
Northern Trust Corp.
3.375%, 5/8/32	600	567
6.125%, 11/2/32	365	383
Nuveen LLC 144A 5.850%, 4/15/34(1)	1,105	1,109
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	100	101
Prudential Financial, Inc.
5.125%, 3/1/52	192	178
6.750%, 3/1/53	560	573
6.500%, 3/15/54	610	616
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	1,275	1,262
State Street Corp.
4.821%, 1/26/34	483	466
6.123%, 11/21/34	415	431
Series I 6.700%(6)	550	553
Synchrony Financial
4.875%, 6/13/25	310	307
4.500%, 7/23/25	385	379
3.700%, 8/4/26	180	172
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	857
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	622
Truist Financial Corp. 5.711%, 1/24/35	305	304
UBS Group AG
144A 9.250%(1)(6)	290	325
144A 4.988%, 8/5/33(1)	1,090	1,040
Wells Fargo & Co.
5.389%, 4/24/34	425	420
6.491%, 10/23/34	310	330
Series BB 3.900%(6)	950	909
Series U 5.875%(4)(6)	505	503
		71,274

Health Care—2.3%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	940	900
	Par Value	Value

Health Care—continued
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	$ 800	$ 740
Community Health Systems, Inc. 144A 4.750%, 2/15/31(1)	650	511
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	145	147
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,424
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	93
HCA, Inc.
5.500%, 6/1/33	740	734
5.600%, 4/1/34	250	248
6.000%, 4/1/54	190	188
Illumina, Inc. 2.550%, 3/23/31	1,145	946
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,115	1,189
144A 10.000%, 6/1/32(1)	425	434
Medline Borrower LP
144A 6.250%, 4/1/29(1)	245	248
144A 5.250%, 10/1/29(1)	1,210	1,155
ModivCare, Inc. 144A 5.875%, 11/15/25(1)	235	238
Par Pharmaceutical, Inc. 7.500%, 4/1/27(7)	345	—
Smith & Nephew plc 5.400%, 3/20/34	1,165	1,147
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	508
Universal Health Services, Inc. 2.650%, 1/15/32	1,550	1,265
Viatris, Inc.
2.700%, 6/22/30	515	437
4.000%, 6/22/50	455	306
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	830	755
		13,613

Industrials—3.6%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(1)	1,390	1,245
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	833	817
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	660
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	597	580
144A 5.750%, 11/15/29(1)	520	516
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	250	252
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1	1
Boeing Co. (The)
3.750%, 2/1/50	450	294
5.805%, 5/1/50	325	293
5.930%, 5/1/60	220	197
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	1,189	1,027
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	440	436

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	$ 10	$ 10
144A 9.500%, 1/1/31(1)	550	596
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,265	1,070
DP World Ltd. 144A 6.850%, 7/2/37(1)	200	217
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	690	705
144A 7.000%, 6/15/32(1)	145	147
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	1,400	1,373
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)(5)	1,045	758
144A 5.000%, 12/1/29(1)(5)	460	282
Icahn Enterprises LP
6.250%, 5/15/26	175	174
5.250%, 5/15/27	365	343
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	1,215	1,074
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	130	131
Regal Rexnord Corp. 6.400%, 4/15/33	1,578	1,615
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	650	620
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	814	671
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	885	903
144A 6.625%, 3/1/32(1)	630	636
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	589	598
United Rentals North America, Inc. 3.750%, 1/15/32	540	470
Veralto Corp. 144A 5.450%, 9/18/33(1)	875	873
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(5)	1,410	1,236
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(1)	435	440
		21,260

Information Technology—1.3%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	831	867
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	485	500
144A 4.000%, 7/1/29(1)	600	562
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	950	774
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	110	107
144A 6.500%, 10/15/28(1)(5)	635	593
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	430	438
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	90	91
Leidos, Inc. 2.300%, 2/15/31	1,135	935
	Par Value	Value

Information Technology—continued
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	$ 620	$ 630
Viasat, Inc. 144A 5.625%, 9/15/25(1)	1,110	1,077
Vontier Corp. 2.950%, 4/1/31	1,250	1,040
		7,614

Materials—2.4%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	1,235	676
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	710	658
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	415	405
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	850	846
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,120	1,094
Glencore Funding LLC 144A 5.634%, 4/4/34(1)	510	502
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	1,493	1,410
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,130	1,139
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	790	839
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	930	897
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	1,085	1,086
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	601
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	345	343
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	910	931
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	962	955
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	400	417
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,037	956
		13,755

Real Estate—1.1%
EPR Properties
4.750%, 12/15/26	455	440
3.600%, 11/15/31	475	396
GLP Capital LP
4.000%, 1/15/30	245	224
3.250%, 1/15/32	436	366
6.750%, 12/1/33	575	604
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	844	663
Sabra Health Care LP 3.200%, 12/1/31	1,080	898
Safehold GL Holdings LLC 6.100%, 4/1/34	1,300	1,284

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Service Properties Trust 4.950%, 2/15/27	$ 455	$ 413
VICI Properties LP
5.125%, 5/15/32	725	691
5.750%, 4/1/34	150	149
144A 4.125%, 8/15/30(1)	180	164
		6,292

Utilities—2.2%
AES Corp. (The) 7.600%, 1/15/55	660	668
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,360
Dominion Energy, Inc. Series B 7.000%, 6/1/54	1,195	1,243
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	207
144A 6.900%, 5/23/53(1)	605	643
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	585	647
Entergy Corp. 7.125%, 12/1/54	1,420	1,407
Ferrellgas LP
144A 5.375%, 4/1/26(1)	495	484
144A 5.875%, 4/1/29(1)	1,040	957
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	775	780
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	165	168
144A 8.375%, 2/15/32(1)	270	274
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	1,007	1,063
PacifiCorp 5.800%, 1/15/55	1,120	1,085
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	824
Vistra Corp. 144A 8.000% (1)(6)	437	441
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	720	731
		12,982

Total Corporate Bonds and Notes (Identified Cost $220,512)		216,400

Leveraged Loans—15.8%
Aerospace—0.7%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.344%, 2/15/29(4)	216	216
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(4)	1,195	1,194
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(4)	436	437
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.844%, 8/24/28(4)	168	169
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(4)	$ 231	$ 235
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(4)	1,154	1,154
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(4)	457	458
		3,863

Chemicals—0.6%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(4)	1,150	1,142
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(4)	831	825
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(4)	401	400
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(4)	389	390
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(4)	577	578
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 4.000%) 9.339%, 8/1/30(4)	402	404
		3,739

Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 9.458%, 12/29/27(4)	725	720
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 8.594%, 10/19/29(4)	360	361
		1,081

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.835%, 1/31/31(4)	725	722
Kronos Acquisition Holdings, Inc.
2024 (3 month Term SOFR + 4.000%) 9.314%, 6/27/31(4)	170	169
Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(4)	568	566
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.594% - 9.579%, 7/31/28(4)	419	420
Simply Good Foods USA, Inc. Tranche B (1 month Term SOFR + 2.600%) 7.944%, 3/17/27(4)	256	256
		2,133

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—0.5%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(4)	$ 105	$ 105
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(4)	1,134	1,132
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.827%, 10/4/30(4)	111	110
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 9.094%, 5/22/31(4)	160	161
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.844%, 10/18/28(4)	617	620
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(4)	484	484
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.829%, 2/16/28(4)	512	513
		3,125

Financials—0.7%
Acrisure LLC
2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(4)	294	294
2024, Tranche B (3 month Term SOFR + 3.000%) 8.344%, 2/15/27(4)	363	362
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.844%, 2/14/31(4)	299	300
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.708%, 12/23/26(4)	585	579
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(4)	268	269
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.575%, 6/20/30(4)	783	784
Sedgwick Claims Management Services, Inc. Tranche B (3 month Term SOFR + 3.000%) 3.000%, 6/27/31(4)	395	394
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(4)	945	946
		3,928

Food / Tobacco—0.7%
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(4)	666	509
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 9.344%, 2/12/31(4)	335	337
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.685% - 8.694%, 1/24/29(4)	840	778
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.072%, 7/12/29(4)	727	730
Sigma Holdco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.359%, 1/3/28(4)	835	835
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(4)	$ 1,189	$ 1,189
		4,378

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.080%, 10/25/27(4)	264	265
Forest Prod / Containers—0.7%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.775%) 9.119%, 4/13/29(4)	824	825
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(4)	782	730
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.500%) 8.829% - 8.837%, 4/15/27(4)	288	288
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(4)	1,165	1,162
Trident TPI Holdings, Inc. Tranche B-6 (3 month Term SOFR + 4.000%) 9.332%, 9/15/28(4)	890	891
		3,896

Gaming / Leisure—0.9%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(4)(8)	35	35
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(4)	138	137
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.344%, 8/31/30(4)	518	519
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.864%, 3/29/27(4)	317	317
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(4)	420	420
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 9.081%, 1/27/29(4)	343	344
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.458%, 4/26/28(4)	330	329
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.835%, 11/12/29(4)	663	663
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(4)	826	829
Playa Hotels & Resorts B.V. (1 month Term SOFR + 2.750%) 8.094%, 1/5/29(4)	651	651

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games Holdings LP 2024 (1 month Term SOFR + 3.000%) 8.306%, 4/4/29(4)	$ 989	$ 987
		5,231

Health Care—2.0%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 0.000%, 5/1/30(4)(8)	633	630
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.344%, 9/29/28(4)	278	277
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(4)	549	549
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.579%, 5/1/31(4)	499	496
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.826%, 4/9/31(4)	200	200
eResearch Technology, Inc. Tranche B-1 (1 month Term SOFR + 4.000%) 9.344%, 2/4/27(4)	463	465
Financiere Mendel (2 month Term SOFR + 3.250%) 8.573%, 11/12/30(4)	165	165
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.435%, 10/1/27(4)	435	421
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.685%, 8/19/28(4)	610	604
Lannett Co., Inc. First Lien (1 month Term SOFR + 2.000%) 2.000%, 6/16/30(4)(7)	28	6
LifePoint Health, Inc. 2024 (3 month Term SOFR + 4.000%) 9.329%, 5/9/31(4)	110	110
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.582%, 10/23/28(4)	75	75
Tranche B (1 month Term SOFR + 2.750%) 8.094%, 10/23/28(4)	502	503
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 6/20/31(4)	470	461
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 8.585%, 11/30/27(4)	882	884
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 11/15/28(4)	587	588
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(4)	928	925
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 5.262%) 10.588%, 1/31/29(4)	794	750
Resonetics LLC Tranche B (1 month Term SOFR + 3.750%) 9.082%, 6/6/31(4)	70	70
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.750%) 9.094%, 10/5/27(4)	553	553
	Par Value	Value

Health Care—continued
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(4)	$ 633	$ 632
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.841%, 11/20/26(4)	344	311
VetStrategy Canada Holdings Tranche B-10 (3 month Term SOFR + 4.750%) 10.085%, 12/12/28(4)	836	836
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.208%, 7/2/25(4)	944	933
Waystar Technologies, Inc. Tranche B (1 month Term SOFR + 2.750%) 8.096%, 10/22/29(4)	135	135
		11,579

Housing—0.5%
Chariot Buyer LLC
(1 month Term SOFR + 3.350%) 8.694%, 11/3/28(4)	451	451
First Lien (1 month Term SOFR + 3.500%) 8.844%, 11/3/28(4)	419	420
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 8.679%, 4/12/28(4)	589	573
Tranche C (1 month Term SOFR + 4.600%) 9.929%, 5/15/31(4)	440	436
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.836%, 2/26/29(4)	481	477
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 9.182%, 7/3/24(4)	660	648
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(4)	80	80
		3,085

Information Technology—2.4%
Ahead DB Holdings LLC 2024 (3 month Term SOFR + 4.250%) 9.585%, 2/1/31(4)	720	721
Applied Systems, Inc.
2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(4)	1,018	1,025
2024, Second Lien (3 month Term SOFR + 5.250%) 10.585%, 2/23/32(4)	80	83
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.814%, 8/15/29(4)	1,030	1,027
BMC Software 2028 (1 month Term SOFR + 4.000%) 9.344%, 12/29/28(4)	174	174
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(4)	235	235
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(4)	746	735

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.096%, 9/29/28(4)	$ 135	$ 134
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.324%, 12/12/29(4)	872	878
Endurance International Group Holdings, Inc. (1 month Term SOFR + 3.614%) 8.944%, 2/10/28(4)	838	775
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(4)	570	573
Fortress Intermediate 3, Inc. (1 month Term SOFR + 3.750%) 9.096%, 5/9/31(4)	350	350
Indicor Tranche C (3 month Term SOFR + 3.250%) 8.585%, 11/22/29(4)	499	500
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.341%, 3/2/28(4)	736	704
Ion Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.346%, 4/1/28(4)	525	524
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.835%, 9/16/30(4)	223	224
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.180%, 3/27/29(4)	437	441
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.591%, 6/2/28(4)	574	573
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.708%, 3/10/28(4)	862	863
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 8.344%, 8/31/28(4)	289	289
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.458%, 4/24/28(4)	859	834
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 10.094%, 11/28/28(4)	783	785
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(4)	356	357
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(4)	909	911
Xplor T1 LLC (3 month Term SOFR + 4.250%) 9.597%, 6/14/31(4)	490	489
		14,204

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(4)	195	195
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.346%, 6/23/28(4)	598	599
Second Lien (3 month Term SOFR + 8.512%) 13.846%, 6/25/29(4)	72	71
	Par Value	Value

Manufacturing—continued
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.678%, 3/15/30(4)	$ 219	$ 219
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.829%, 9/28/28(4)	456	452
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.958%, 10/21/28(4)	617	620
Madison IAQ LLC (1 month Term SOFR + 2.750%) 8.094%, 6/21/28(4)	697	697
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.694%, 3/17/27(4)	427	429
		3,282

Media / Telecom - Broadcasting—0.4%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 8.444%, 12/1/28(4)	692	622
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(4)	928	734
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.708%, 3/15/26(4)	292	292
2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(4)	415	410
		2,058

Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(4)	1,132	1,074
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(4)	993	952
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(4)	768	764
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(4)	925	917
		3,707

Media / Telecom - Diversified Media—0.5%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(4)	529	529
McGraw-Hill Education, Inc. (3 month Term SOFR + 4.864%) 10.199%, 7/28/28(4)	534	534
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.594%, 5/3/28(4)	661	661
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(4)	1,023	961
		2,685

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.3%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(4)	$ 1,165	$ 1,160
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.341%, 7/31/25(4)(9)	610	531
Tranche B-12 (3 month LIBOR + 3.688%) 9.278%, 1/31/26(4)(9)	165	130
		1,821

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.844%, 3/2/29(4)	685	612
Metals / Minerals—0.1%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(4)	293	294
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.568%, 7/31/26(4)	530	527
		821

Retail—0.4%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.829%, 11/8/27(4)	471	472
EG America LLC Tranche C (3 month Term SOFR + 5.762%) 11.116%, 2/7/28(4)	488	481
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(4)	1,091	1,086
		2,039

Service—1.9%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.944%, 12/11/28(4)	638	637
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.594%, 5/31/28(4)	349	350
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.835%, 4/20/29(4)	346	347
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 10.085%, 4/9/31(4)	315	315
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.094%, 3/31/28(4)	421	421
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(4)	417	419
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.330%, 8/1/29(4)	249	248
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.594%, 2/1/29(4)	768	772
Grant Thornton Advisors LLC Tranche B (3 month Term SOFR + 3.250%) 8.597%, 6/2/31(4)	280	281
	Par Value	Value

Service—continued
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(4)	$ 962	$ 964
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.835%, 6/12/30(4)	636	638
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(4)	1,057	1,058
Omnia Partners LLC (2 month Term SOFR + 3.250%) 8.574%, 7/25/30(4)	739	738
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.823%, 2/7/31(4)	290	292
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.094%, 2/24/28(4)	404	404
Spin Holdco, Inc. (3 month Term SOFR + 9.262%) 9.600%, 3/4/28(4)	916	776
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 8.094%, 2/10/29(4)	259	258
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(4)	749	678
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.306%, 5/3/28(4)	214	214
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.444%, 11/2/27(4)	740	712
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.208%, 3/24/28(4)	830	771
		11,293

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.328%, 12/12/29(4)	379	380
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.591%, 3/30/27(4)	722	717
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.341%, 10/28/27(4)	750	684
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.094%, 1/30/31(4)	115	116
		1,897

Utilities—0.3%
Carroll County Energy LLC (3 month Term SOFR + 4.000%) 9.335%, 6/20/31(4)	155	154
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(4)	266	267
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.826%, 5/10/29(4)	655	658

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(4)	$ 706	$ 707
		1,786

Total Leveraged Loans (Identified Cost $92,763)		92,508

	Shares
Preferred Stocks—0.3%
Financials—0.3%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(10)	507
JPMorgan Chase & Co. Series HH, 4.600%	300(10)	296
MetLife, Inc. Series D, 5.875%	478(10)	475
Truist Financial Corp. Series Q, 5.100%	725(10)	677
		1,955

Total Preferred Stocks (Identified Cost $1,990)		1,955

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(11)	42,729	2
NMG Parent LLC(7)(11)	836	83
West Marine(7)(11)	650	2
		87

Health Care—0.0%
Endo, Inc.(11)	3,340	91
Lannett Co., Inc.(7)(11)	4,574	—
		91

Total Common Stocks (Identified Cost $543)		178

Total Long-Term Investments—98.6% (Identified Cost $587,547)		577,243

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)	310,217	310
Total Short-Term Investment (Identified Cost $310)		310

	Shares	Value

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)(13)	5,013,756	$ 5,014
Total Securities Lending Collateral (Identified Cost $5,014)		5,014

TOTAL INVESTMENTS—99.5% (Identified Cost $592,871)		$582,567
Other assets and liabilities, net—0.5%		2,773
NET ASSETS—100.0%		$585,340

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $329,192 or 56.2% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings†
United States	80%
Canada	2
Mexico	2
United Kingdom	1
Turkey	1
Netherlands	1
Cayman Islands	1
Other	12
Total	100%
† % of total investments as of June 30, 2024.
As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/23/31	$67	$67	$67	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$23,581	$—	$23,581	$—
Foreign Government Securities	50,844	—	50,844	—
Mortgage-Backed Securities	99,638	—	99,638	—
Asset-Backed Securities	92,139	—	92,139	—
Corporate Bonds and Notes	216,400	—	216,400	—(1)
Leveraged Loans	92,508	—	92,502	6(1)
Equity Securities:
Preferred Stocks	1,955	—	1,955	—
Common Stocks	178	—	91	87(1)
Money Market Mutual Fund	310	310	—	—
Securities Lending Collateral	5,014	5,014	—	—
Total Investments	$582,567	$5,324	$577,150	$93

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $240 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.